Summary of Financial Information for Affiliated Companies Accounted for by Equity Method (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($) Entity	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥) Entity	Mar. 31, 2010 JPY (¥)
Schedule of Equity Method Investments [Line Items]
Current assets	$ 110,876	¥ 9,112,895	¥ 7,973,712
Noncurrent assets	84,125	6,914,208	6,815,361
Total assets	195,001	16,027,103	14,789,073
Current liabilities	71,146	5,847,495	5,141,461
Long-term liabilities and noncontrolling interests	49,058	4,032,045	3,726,952
Affiliated companies accounted for by the equity method shareholders' equity	74,797	6,147,563	5,920,660
Total liabilities and shareholders' equity	195,001	16,027,103	14,789,073
Toyota's share of affiliated companies accounted for by the equity method shareholders' equity	23,289	1,914,129	1,817,988
Number of affiliated companies accounted for by the equity method at end of period	57	57	56
Net revenues	270,243	22,211,233	21,874,143	20,599,586
Gross profit	27,955	2,297,660	2,342,706	2,269,109
Net income attributable to affiliated companies accounted for by the equity method	$ 6,752	¥ 554,983	¥ 641,771	¥ 317,017